Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Key Characteristics of Lines of Credit
The following table provides a summary of the key characteristics of the Credit Agreements as of December 31, 2020:

	Line of Credit I		Line of Credit II
Current Balance	$—		$—
Maximum Capacity (in millions)	$500.0		$500.0
Inception Date	September 20, 2018		August 18, 2020
Maturity Date	September 20, 2021		August 16, 2021
Extension Option	Yes	(1)	No
Eurodollar Applicable Rate Range	0.85% - 1.05%		1.60% - 1.80%
ABR Applicable Rate Range	0.85% - 1.05%		0.60% - 0.80%
Unused Fee(2)	0.20% per annum		0.25% per annum
(1)The line of credit expires on September 20, 2021, with an option to extend for two consecutive twelve month terms at the Account’s election. The Account may request an additional $250.0 million in commitments from the Lenders at any time; however, this request is subject to approval at the sole discretion of the Lenders and is not a guarantee that an expansion beyond the original $500.0 million commitment will be granted.
(2)The Account is charged a fee on the unused portion of the Credit Agreements.